BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding shares
The following table provides a continuity schedule of outstanding BEPC exchangeable, class A.2 exchangeable shares, BRHC class B shares and BRHC class C shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	Class A.2 exchangeable shares outstanding (units)	BRHC class B shares outstanding (units)	BRHC class C shares outstanding (units)	Shares classified as financial liability ($ millions)
Balance, as at December 31, 2024	144,921,168	34,719,683	110	194,460,874	$8,600
Share exchanges	(35,561)	—	—	—	—
Remeasurement of liability	—	—	—	—	1,053
Balance, as at June 30, 2025	144,885,607	34,719,683	110	194,460,874	$9,653